COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of September 30, 2025 and 2024:

	September 30,
	2025	2024
Right-of-use assets – non-current	¥9,975	¥11,726
Total operating lease assets	¥9,975	¥11,726

Operating lease liabilities – current	¥7,387	¥7,423
Operating lease liabilities – non-current	1,795	3,509
Total operating lease liabilities	¥9,182	¥10,932

SCHEDULE OF FUTURE MINIMUM PAYMENT UNDER NON CANCELABLE OPERATING LEASES

The table below shows the future minimum payments under non-cancelable operating leases as of September 30, 2025 (in thousands):

Years Ending September 30,	Operating Leases
2026	¥7,540
2027	1,811
2028	-
2029	-
2030	-
Thereafter	-
Total	9,351
Less: lease amount representing interest	(169)
Present value of lease liabilities	¥9,182